Lessee Accounting (Supplemental Income Statement Information) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Operating lease cost	¥ 40,053	¥ 43,236
Short-term lease cost	14,245	14,374
Other lease cost	120	168
Total lease cost	¥ 54,418	¥ 57,778